PENSION PLANS AND POSTRETIREMENT BENEFITS - Defined contribution plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PENSION PLANS AND POSTRETIREMENT BENEFITS
Defined contribution expense	$ 16.8	$ 16.8	$ 16.0